Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 7,185,628	$ 7,688,743	$ 7,923,280
Restricted cash	541,883	541,883	714,096
Accounts receivable:
Trade, net of allowance of $577,029 and $471,535, respectively	4,378,007	4,513,179	3,692,111
Other receivables	1,816,857	3,583,357	1,334,990
Notes receivable	3,362,154	1,510,137
Other current assets		403,910	231,890
Other current assets	387,229	450,060
Total current assets		18,241,209	13,896,367
Total current assets	17,671,758	18,287,359
Capitalized production costs, net	582,412	137,235	271,139
Employee receivable	492,085	366,085
Right-of-use asset	5,244,969	6,129,411	7,106,279
Goodwill	20,021,357	20,021,357	19,627,856
Intangible assets, net	5,458,401	6,142,067	7,452,059
Property, equipment and leasehold improvements, net	384,445	473,662	800,071
Other long-term assets	2,681,228	1,234,275	198,180
Total Assets		52,745,301	49,351,951
Total Assets	52,536,655	52,791,451
LIABILITIES
Accounts payable	881,568	942,085	1,190,184
Term loan			900,292
Notes payable, current portion	513,183	307,685	846,749
Convertible notes payable at fair value, current portion			580,000
Paycheck Protection Program loans			582,438
Contingent consideration	500,000	600,000
Loan from related party, current portion			1,107,873
Accrued interest – related party	1,556,546	1,621,437	1,783,121
Accrued compensation – related party	2,625,000	2,625,000	2,625,000
Put rights			1,544,029
Lease liability, current portion	1,610,779	1,600,107	1,791,773
Deferred revenue	1,189,442	406,373	389,492
Other current liabilities		6,880,641	3,511,559
Other current liabilities	5,330,836	6,850,584
Total current liabilities		14,983,328	16,852,510
Total current liabilities	14,207,354	14,953,271
Noncurrent
Notes payable	410,959	868,959	426,645
Convertible notes payable	2,900,000	2,900,000	1,445,000
Convertible notes payable at fair value	466,255	998,135	947,293
Paycheck Protection Program loans			2,517,431
Loan from related party	1,107,873	1,107,873
Contingent consideration		3,684,221	530,000
Contingent consideration	210,000	3,684,221
Lease liability	4,309,081	5,132,895	5,964,275
Deferred tax liability	90,655	76,207
Warrant liability	40,000	135,000	450,000
Other noncurrent liabilities	18,915		550,000
Total noncurrent liabilities		14,827,083	12,830,644
Total Liabilities		29,810,411	29,683,154
Total Liabilities	23,761,092	29,856,561
Commitments and contingencies (Note 18)
STOCKHOLDERS’ EQUITY
Common stock, $0.015 par value, 200,000,000 shares authorized, 9,551,958 and 8,020,381 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	143,280	120,306	99,281
Preferred Stock, Series C, $0.001 par value, 50,000 shares authorized, 50,000 shares issued and outstanding at June 30, 2022 and December 31, 2021	1,000	1,000	1,000
Additional paid in capital	133,246,100	127,247,928	117,540,557
Accumulated deficit	(104,614,817)	(104,434,344)	(97,972,041)
Total Stockholders’ Equity	28,775,563	22,934,890	19,668,797
Total Liabilities and Stockholders' Equity		52,745,301	$ 49,351,951
Total Liabilities and Stockholders’ Equity	$ 52,536,655	$ 52,791,451